Leases-Group as Lessor - Summary of Maturity Analysis for the Lease Payments Receivable (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total	¥ 70
Within one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total	¥ 69